Loans Payable	9 Months Ended
Mar. 31, 2021
Debt Disclosure [Abstract]
LOANS PAYABLE

NOTE 7 – LOANS PAYABLE

As of March 31, 2021, the Company entered several loan agreements with an unrelated party for $741,101, these loans bear no interest, and are required to be repaid any time before December 31, 2021.